CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended				15 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CAD
REVENUE
Loan fees		137,994		136,623		170,659
Other income - Note 6		49,418		53,276		49,859
Revenues		187,412		189,899		220,518
OPERATING EXPENSES
Salaries and benefits		65,944		67,017		72,049
Provision for loan losses - Note 5		31,004		2,559		788
Retention payments		9,968		26,786		28,167
Selling, general and administrative		23,595		24,109		25,020
Rent		18,940		18,427		18,026
Advertising and promotion		5,180		5,941		5,607
Depreciation of property and equipment		6,843		6,803		7,006
Operating Expenses		161,474		151,642		156,663
OPERATING MARGIN		25,938		38,257		63,855
CORPORATE AND OTHER EXPENSES
Corporate expenses		22,753		18,273		21,124
Interest expense		11,623		0		0
Depreciation of property and equipment		835		1,146		1,132
Amortization of intangible assets		5,138		965		923
Branch closure costs - Note 7		1,574		0		0
Impairment of property and equipment - Note 9		3,425		0		0
Premium paid to acquire the loan portfolio - Note 3		36,820		0		0
Class action settlements		0		3,206		2,915
INCOME (LOSS) BEFORE INCOME TAXES		(56,230)		14,667		37,761
PROVISION FOR INCOME TAXES - NOTE 13
Current		(3,571)		6,157		11,196
Deferred (recovery)		(9,570)		(532)		101
Total income tax provision		(13,141)		5,625		11,297
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)		(43,089)		9,042		26,464
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Note 18
Basic	17,431,809	17,431,809	17,259,196	17,259,196	16,913,213	16,913,213
Diluted	17,431,809	17,431,809	17,663,380	17,663,380	17,522,246	17,522,246
BASIC EARNINGS (LOSS) PER SHARE
Net income (loss) and comprehensive income (loss)	$ (2.47)		$ 0.52		$ 1.56
DILUTED EARNINGS (LOSS) PER SHARE
Net income (loss) and comprehensive income (loss)	$ (2.47)		$ 0.51		$ 1.51